UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2019

Item 1.

Reports to Stockholders

Fidelity® High Income Central Fund (formerly Fidelity® High Income Central Fund 2) Annual Report August 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
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Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Directors and Officers (Trustees and Officers)
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity® High Income Central Fund	6.59%	5.46%	8.64%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® High Income Central Fund on August 31, 2009.

The chart shows how the value of your investment would have changed, and also shows how the ICE® BofAML® US High Yield Constrained Index performed over the same period.

Period Ending Values
$22,898	Fidelity® High Income Central Fund
$22,470	ICE® BofAML® US High Yield Constrained Index

Management's Discussion of Fund Performance

Market Recap:  The ICE BofAML® US High Yield Constrained Index gained 6.58% for the 12 months ending August 31, 2019, a choppy period in which U.S. corporate high-yield bonds seesawed due to trade tension, interest rates, economic data, oil prices and an inverted yield curve, among other factors. High yield began 2019 on a high note after enduring a historically volatile final quarter of 2018. Upbeat company earnings/outlooks and signs the Federal Reserve may pause on rates boosted high yield through April. In May, however, the index sunk amid the Fed’s decision to hold interest rates steady and signal it had little appetite to adjust them any time soon, as well as declining oil prices and retaliatory tariffs imposed on the U.S. by China. The bull market roared back in June, with high yield rising 2.45% amid dovish comments from Fed Chair Jerome Powell and others, and gained modest ground in July, when the Fed cut interest rates for the first time since 2008. Volatility intensified in August, however, as the U.S. Treasury yield curve inverted for the first time since 2007, which some investors viewed as a sign the world's biggest economy could be heading for recession. For the full 12 months, higher-quality bonds led the way, with the core BB and B tiers gaining 9.50% and 6.96%, respectively. In contrast, the lower-quality CCC/below category returned -2.64%. By industry, returns were decidedly positive. The top performer was banks & thrifts (+14%). Conversely, a sharp decline in oil prices hampered energy (-6%).

Comments from Portfolio Manager Harley Lank:  For the fiscal year, the fund gained 6.59%, roughly in line with the benchmark, the ICE BofAML® US High Yield Constrained Index. Our core high-yield bond portfolio, which represented about 84% of assets, on average, outpaced the benchmark the past 12 months and contributed to relative performance. Favorable positioning in banks & thrifts, along with security selection in telecommunications, health care and food/beverage/tobacco, also helped. Conversely, notable relative detractors included positioning in energy – by far the poorest-performing group in the benchmark this period – and picks in services, transportation ex air/rail and entertainment/film. The top individual relative contributors were overweighted positions in bank holding company Ally Financial, cable provider Altice and meatpacking giant JBS. Ally was the fund's largest holding. Conversely, relative performance was hurt by greater-than-benchmark allocations in three energy exploration & production companies: California Resources, Denbury Resources and Sanchez Energy. Looking ahead, while I believe the fundamental backdrop for high yield remains supportive, I think the outcome of the U.S.–China trade dispute remains uncertain. I believe the best way to manage risk in such an environment is to stay current on the businesses within the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On September 29, 2018, Harley Lank assumed sole portfolio management responsibilities for the fund, succeeding Frederick Hoff, who retired from Fidelity. On May 20, 2019, the fund's name changed from Fidelity High Income Central Fund 2 to Fidelity High Income Central Fund. On October 1, 2019, Alex Karam assumed co-management responsibilities for the fund, joining Harley Lank.

Investment Summary (Unaudited)

Top Five Holdings as of August 31, 2019

(by issuer, excluding cash equivalents)	% of fund's net assets
Ally Financial, Inc.	3.0
CCO Holdings LLC/CCO Holdings Capital Corp.	2.7
Tenet Healthcare Corp.	2.4
Navient Corp.	1.7
CSC Holdings LLC	1.6
11.4

Top Five Market Sectors as of August 31, 2019

% of fund's net assets
Energy	15.2
Healthcare	10.3
Cable/Satellite TV	8.2
Diversified Financial Services	7.8
Telecommunications	7.7

Quality Diversification (% of fund's net assets)

As of August 31, 2019
BBB	4.3%
BB	37.5%
B	34.7%
CCC,CC,C	13.6%
D	1.2%
Not Rated	1.2%
Equities	1.7%
Short-Term Investments and Net Other Assets	5.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2019*
Nonconvertible Bonds	79.9%
Convertible Bonds, Preferred Stocks	1.1%
Common Stocks	1.6%
Bank Loan Obligations	8.4%
Other Investments	3.2%
Short-Term Investments and Net Other Assets (Liabilities)	5.8%

 * Foreign investments - 21.7%

Schedule of Investments August 31, 2019

Showing Percentage of Net Assets

Corporate Bonds - 80.9%
	Principal Amount	Value
Convertible Bonds - 1.0%
Broadcasting - 0.2%
DISH Network Corp.:
2.375% 3/15/24	$960,000	$837,400
3.375% 8/15/26	5,360,000	4,932,556
		5,769,956
Energy - 0.3%
Denbury Resources, Inc. 6.375% 12/31/24 (a)	10,175,000	5,800,158
Ensco Jersey Finance Ltd. 3% 1/31/24	1,500,000	1,063,125
		6,863,283
Utilities - 0.5%
SolarCity Corp. 1.625% 11/1/19	13,384,000	13,106,988

TOTAL CONVERTIBLE BONDS		25,740,227

Nonconvertible Bonds - 79.9%
Aerospace - 1.9%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	3,245,000	3,391,025
Bombardier, Inc.:
7.5% 12/1/24 (a)	4,520,000	4,503,502
7.5% 3/15/25 (a)	580,000	564,775
7.875% 4/15/27 (a)	14,275,000	13,828,906
BWX Technologies, Inc. 5.375% 7/15/26 (a)	3,290,000	3,479,175
DAE Funding LLC:
4.5% 8/1/22 (a)	1,665,000	1,682,170
5% 8/1/24 (a)	1,830,000	1,909,852
Huntington Ingalls Industries, Inc. 5% 11/15/25 (a)	625,000	655,000
TransDigm UK Holdings PLC 6.875% 5/15/26	2,355,000	2,466,863
TransDigm, Inc.:
6.25% 3/15/26 (a)	4,675,000	5,043,063
6.375% 6/15/26	130,000	136,434
6.5% 5/15/25	1,000,000	1,042,500
7.5% 3/15/27 (a)	8,825,000	9,486,875
		48,190,140
Air Transportation - 0.0%
Continental Airlines, Inc. pass-thru trust certificates:
8.388% 11/1/20	13	13
9.798% 4/1/21	472,602	489,915
		489,928
Automotive & Auto Parts - 0.2%
Allison Transmission, Inc.:
5% 10/1/24 (a)	1,160,000	1,193,466
5.875% 6/1/29 (a)	1,625,000	1,742,813
General Motors Financial Co., Inc. 4.25% 5/15/23	615,000	643,939
IAA Spinco, Inc. 5.5% 6/15/27 (a)	1,115,000	1,187,475
		4,767,693
Banks & Thrifts - 3.0%
Ally Financial, Inc.:
4.25% 4/15/21	1,170,000	1,202,175
5.75% 11/20/25	14,835,000	16,986,075
8% 11/1/31	11,003,000	15,266,663
8% 11/1/31	31,663,000	44,248,988
		77,703,901
Broadcasting - 1.2%
CBS Radio, Inc. 7.25% 11/1/24 (a)	1,015,000	1,031,494
Cumulus Media New Holdings, Inc. 6.75% 7/1/26 (a)	1,420,000	1,462,600
Entercom Media Corp. 6.5% 5/1/27 (a)	1,270,000	1,314,450
iHeartCommunications, Inc.:
6.375% 5/1/26	46,387	50,098
8.375% 5/1/27	84,077	90,698
9% 5/15/22 (b)(c)	780,000	0
Nexstar Escrow, Inc. 5.625% 7/15/27 (a)	2,755,000	2,872,088
Scripps Escrow, Inc. 5.875% 7/15/27 (a)	2,215,000	2,234,381
Sinclair Television Group, Inc. 5.125% 2/15/27 (a)	320,000	319,936
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	2,155,000	2,192,713
4.625% 7/15/24 (a)	3,615,000	3,773,156
5% 8/1/27 (a)	7,435,000	7,843,925
5.375% 4/15/25 (a)	3,241,040	3,362,579
5.375% 7/15/26 (a)	3,120,000	3,295,500
		29,843,618
Building Materials - 0.3%
Building Materials Corp. of America:
5.5% 2/15/23 (a)	690,000	707,250
6% 10/15/25 (a)	1,165,000	1,224,706
HD Supply, Inc. 5.375% 10/15/26 (a)	3,760,000	4,005,152
HMAN Finance Sub Corp. 6.375% 7/15/22 (a)	510,000	453,900
U.S. Concrete, Inc. 6.375% 6/1/24	425,000	445,188
		6,836,196
Cable/Satellite TV - 7.5%
Altice Luxembourg SA 10.5% 5/15/27 (a)	7,670,000	8,341,125
Altice SA:
7.625% 2/15/25 (a)	14,895,000	15,397,706
7.75% 5/15/22 (a)	5,236,000	5,369,649
Cablevision Systems Corp. 5.875% 9/15/22	805,000	861,109
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (a)	10,535,000	11,061,750
5.125% 5/1/23 (a)	4,310,000	4,409,130
5.125% 5/1/27 (a)	16,885,000	17,855,719
5.25% 3/15/21	3,375,000	3,385,547
5.375% 5/1/25 (a)	1,600,000	1,662,000
5.5% 5/1/26 (a)	5,950,000	6,269,813
5.75% 9/1/23	1,160,000	1,182,736
5.75% 1/15/24	4,235,000	4,330,288
5.75% 2/15/26 (a)	6,925,000	7,331,844
5.875% 4/1/24 (a)	2,995,000	3,118,544
5.875% 5/1/27 (a)	8,600,000	9,159,000
CSC Holdings LLC:
5.125% 12/15/21 (a)	1,379,000	1,380,724
5.125% 12/15/21 (a)	760,000	760,950
5.375% 2/1/28 (a)	8,195,000	8,750,293
5.5% 5/15/26 (a)	4,470,000	4,727,025
5.5% 4/15/27 (a)	11,830,000	12,658,100
5.75% 1/15/30 (a)	3,690,000	3,860,663
6.5% 2/1/29 (a)	5,110,000	5,726,394
7.5% 4/1/28 (a)	4,545,000	5,113,125
DISH DBS Corp.:
5% 3/15/23	4,720,000	4,631,500
5.875% 7/15/22	3,205,000	3,317,175
5.875% 11/15/24	4,370,000	4,157,181
6.75% 6/1/21	1,122,000	1,181,803
7.75% 7/1/26	9,205,000	9,043,913
Unitymedia KabelBW GmbH 6.125% 1/15/25 (a)	1,680,000	1,752,240
Virgin Media Finance PLC 4.875% 2/15/22	845,000	835,681
Virgin Media Secured Finance PLC:
5.25% 1/15/26 (a)	805,000	825,125
5.5% 8/15/26 (a)	4,615,000	4,828,444
VTR Finance BV 6.875% 1/15/24 (a)	845,000	873,255
Ziggo Bond Finance BV:
5.875% 1/15/25 (a)	3,325,000	3,437,219
6% 1/15/27 (a)	4,760,000	4,962,300
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	12,690,000	13,387,316
		195,946,386
Capital Goods - 0.0%
Apergy Corp. 6.375% 5/1/26	830,000	834,150
Chemicals - 1.4%
Blue Cube Spinco, Inc.:
9.75% 10/15/23	1,175,000	1,289,563
10% 10/15/25	1,455,000	1,633,238
CF Industries Holdings, Inc.:
3.45% 6/1/23	1,040,000	1,063,525
4.95% 6/1/43	6,065,000	5,958,863
5.15% 3/15/34	5,500,000	5,637,500
5.375% 3/15/44	4,495,000	4,542,557
OCI NV 6.625% 4/15/23 (a)	7,380,000	7,785,900
Olin Corp.:
5% 2/1/30	1,215,000	1,213,481
5.125% 9/15/27	1,725,000	1,772,438
Starfruit Finco BV / Starfruit U.S. Holdco LLC 8% 10/1/26 (a)	945,000	921,375
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	1,175,000	1,104,500
Valvoline, Inc. 4.375% 8/15/25	970,000	979,700
Versum Materials, Inc. 5.5% 9/30/24 (a)	245,000	263,988
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (a)	345,000	357,938
5.625% 10/1/24 (a)	1,095,000	1,182,600
		35,707,166
Consumer Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	45,000	45,587
Grubhub Holdings, Inc. 5.5% 7/1/27 (a)	1,130,000	1,180,850
Prestige Brands, Inc. 6.375% 3/1/24 (a)	370,000	387,575
Tempur Sealy International, Inc. 5.5% 6/15/26	1,155,000	1,206,975
		2,820,987
Containers - 1.7%
Ard Securities Finance SARL 8.75% 1/31/23 pay-in-kind (a)(d)	1,463,863	1,515,098
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (a)	5,340,000	5,465,276
5.25% 8/15/27 (a)	4,410,000	4,454,100
6% 2/15/25 (a)	9,318,000	9,731,486
Berry Global, Inc. 4.5% 2/15/26 (a)	3,580,000	3,562,100
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	365,000	383,250
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	7,695,000	7,983,563
OI European Group BV 4% 3/15/23 (a)	1,595,000	1,606,963
Plastipak Holdings, Inc. 6.25% 10/15/25 (a)	730,000	664,300
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (a)	650,000	668,233
5.75% 10/15/20	4,432,699	4,443,780
7% 7/15/24 (a)	950,000	982,063
Trivium Packaging Finance BV:
5.5% 8/15/26 (a)	1,510,000	1,596,825
8.5% 8/15/27 (a)	1,515,000	1,628,625
		44,685,662
Diversified Financial Services - 7.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 10/30/20	1,965,000	2,012,792
Aircastle Ltd. 5% 4/1/23	755,000	807,669
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	3,160,000	2,915,100
CIT Group, Inc.:
4.125% 3/9/21	1,570,000	1,603,363
5% 8/15/22	472,000	503,194
5.25% 3/7/25	1,310,000	1,467,200
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	7,931,000	8,327,550
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (a)	5,120,000	5,376,000
Financial & Risk U.S. Holdings, Inc. 8.25% 11/15/26 (a)	1,475,000	1,659,375
FLY Leasing Ltd.:
5.25% 10/15/24	8,005,000	8,225,138
6.375% 10/15/21	2,460,000	2,506,125
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.25% 2/1/22	4,960,000	5,108,800
6.25% 5/15/26 (a)	9,965,000	10,401,467
6.375% 12/15/25	5,145,000	5,447,269
6.75% 2/1/24	1,565,000	1,637,381
Intelsat Connect Finance SA 9.5% 2/15/23 (a)	2,665,000	2,371,850
International Lease Finance Corp. 5.875% 8/15/22	570,000	626,039
MSCI, Inc.:
4.75% 8/1/26 (a)	1,485,000	1,553,681
5.375% 5/15/27 (a)	1,070,000	1,150,785
5.75% 8/15/25 (a)	1,390,000	1,459,500
Navient Corp.:
5% 10/26/20	345,000	353,194
5.5% 1/25/23	990,000	1,039,797
5.875% 10/25/24	6,145,000	6,464,479
6.125% 3/25/24	12,130,000	12,872,963
6.5% 6/15/22	2,235,000	2,419,388
6.625% 7/26/21	675,000	722,250
6.75% 6/15/26	11,005,000	11,775,350
7.25% 1/25/22	1,185,000	1,299,056
7.25% 9/25/23	3,035,000	3,368,850
8% 3/25/20	8,300,000	8,549,000
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	7,835,000	8,106,091
5.25% 8/15/22 (a)	3,990,000	4,214,438
5.5% 2/15/24 (a)	21,320,000	23,055,448
Quicken Loans, Inc. 5.25% 1/15/28 (a)	1,710,000	1,774,125
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (a)	7,120,000	7,066,600
6.875% 2/15/23 (a)	4,015,000	4,095,300
Springleaf Finance Corp.:
6.125% 5/15/22	1,065,000	1,147,538
6.625% 1/15/28	1,450,000	1,591,375
6.875% 3/15/25	4,170,000	4,727,738
7.125% 3/15/26	11,015,000	12,562,608
8.25% 12/15/20	1,195,000	1,278,471
Tempo Acquisition LLC 6.75% 6/1/25 (a)	3,310,000	3,400,363
		187,044,700
Diversified Media - 0.4%
Clear Channel Worldwide Holdings, Inc. Series A, 6.5% 11/15/22	2,975,000	3,039,468
E.W. Scripps Co. 5.125% 5/15/25 (a)	1,875,000	1,889,063
Nielsen Co. SARL (Luxembourg):
5% 2/1/25 (a)	1,645,000	1,624,438
5.5% 10/1/21 (a)	175,000	175,508
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	875,000	879,375
Viacom, Inc.:
5.875% 2/28/57 (d)	1,375,000	1,435,651
6.25% 2/28/57 (d)	1,850,000	1,991,063
		11,034,566
Energy - 13.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 9/15/24	785,000	739,863
5.75% 3/1/27 (a)	4,350,000	3,991,125
5.75% 1/15/28 (a)	2,220,000	2,014,650
Antero Resources Finance Corp. 5.375% 11/1/21	2,780,000	2,700,075
Archrock Partners LP / Archrock Partners Finance Corp. 6.875% 4/1/27 (a)	700,000	733,250
Baytex Energy Corp.:
5.125% 6/1/21 (a)	275,000	272,250
5.625% 6/1/24 (a)	830,000	771,900
California Resources Corp. 8% 12/15/22 (a)	28,815,000	16,568,625
Callon Petroleum Co.:
6.125% 10/1/24	1,065,000	1,033,050
6.375% 7/1/26	1,360,000	1,319,200
Centennial Resource Production LLC 6.875% 4/1/27 (a)	2,065,000	2,065,000
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	6,640,000	7,328,900
5.875% 3/31/25	1,525,000	1,700,375
7% 6/30/24	3,100,000	3,576,625
Cheniere Energy Partners LP:
5.25% 10/1/25	6,470,000	6,688,363
5.625% 10/1/26	2,155,000	2,273,525
Chesapeake Energy Corp.:
4.875% 4/15/22	3,200,000	2,652,000
5.75% 3/15/23	2,545,000	2,036,000
8% 1/15/25	560,000	424,200
8% 6/15/27	4,455,000	3,218,782
Citgo Holding, Inc. 9.25% 8/1/24 (a)	2,625,000	2,782,500
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	1,365,000	1,371,825
CNX Midstream Partners LP 6.5% 3/15/26 (a)	1,030,000	963,565
Compressco Partners LP/Compressco Finance, Inc. 7.5% 4/1/25 (a)	535,000	522,963
Comstock Escrow Corp. 9.75% 8/15/26	4,770,000	3,589,425
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.1603% 6/15/22 (a)(d)(e)	8,045,000	8,004,609
6.5% 5/15/26 (a)	8,405,000	8,383,988
6.875% 6/15/25 (a)	5,130,000	5,232,600
Covey Park Energy LLC 7.5% 5/15/25 (a)	1,270,000	901,700
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	1,045,000	1,068,513
6.25% 4/1/23	2,515,000	2,559,013
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	1,665,000	1,687,894
DCP Midstream LLC 5.85% 5/21/43 (a)(d)	3,410,000	3,026,375
DCP Midstream Operating LP 5.375% 7/15/25	4,985,000	5,271,638
Denbury Resources, Inc.:
7.75% 2/15/24 (a)	13,153,000	9,143,966
9% 5/15/21 (a)	355,000	323,050
9.25% 3/31/22 (a)	4,105,000	3,448,200
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	1,270,000	1,319,213
5.75% 1/30/28 (a)	4,660,000	4,881,350
EnLink Midstream LLC 5.375% 6/1/29	2,030,000	1,986,355
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (a)	19,900,000	16,616,500
8% 11/29/24 (a)	6,240,000	2,683,200
Exterran Energy Solutions LP 8.125% 5/1/25	885,000	888,867
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22	930,000	944,834
FTS International, Inc. 6.25% 5/1/22	130,000	108,144
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	6,900,000	7,141,500
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	2,995,000	2,762,888
5.75% 10/1/25 (a)	6,910,000	6,443,575
6.25% 11/1/28 (a)	1,265,000	1,163,800
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (a)	575,000	602,600
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	2,880,000	2,376,000
Jonah Energy LLC 7.25% 10/15/25 (a)	10,465,000	3,348,800
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (a)	2,685,000	2,463,488
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	2,415,000	2,402,925
MEG Energy Corp.:
6.375% 1/30/23 (a)	8,705,000	8,226,225
7% 3/31/24 (a)	10,160,000	9,664,700
Nabors Industries, Inc.:
5.5% 1/15/23	3,575,000	3,186,219
5.75% 2/1/25	8,036,000	6,428,800
Neptune Energy Bondco PLC 6.625% 5/15/25 (a)	1,065,000	1,065,533
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	3,670,000	3,805,790
4.5% 9/15/27 (a)	980,000	1,006,950
Nine Energy Service, Inc. 8.75% 11/1/23 (a)	600,000	541,500
Noble Holding International Ltd.:
5.25% 3/15/42	620,000	272,800
6.05% 3/1/41	835,000	375,750
6.2% 8/1/40	2,270,000	1,055,550
7.75% 1/15/24	686,000	456,190
7.875% 2/1/26 (a)	2,265,000	1,828,988
7.95% 4/1/25 (d)	1,040,000	660,400
Oasis Petroleum, Inc. 6.875% 3/15/22	563,000	523,590
Pacific Drilling Second Lien Escrow Issuer Ltd. 12% 4/1/24 pay-in-kind (a)(d)	145,421	103,249
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	775,000	786,625
5.375% 1/15/25 (a)	4,270,000	4,355,400
5.625% 10/15/27 (a)	1,225,000	1,261,750
6.25% 6/1/24 (a)	4,390,000	4,554,625
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	3,430,000	3,524,325
7.25% 6/15/25	2,085,000	2,159,872
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	3,935,000	4,043,213
Peabody Securities Finance Corp.:
6% 3/31/22 (a)	545,000	561,350
6.375% 3/31/25 (a)	680,000	709,750
Pride International, Inc. 7.875% 8/15/40	2,554,000	1,494,090
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.625% 7/15/22	3,035,000	2,924,253
5.625% 11/15/23	2,615,000	2,471,175
Sanchez Energy Corp.:
6.125% 1/15/23 (b)	7,455,000	316,838
7.25% 2/15/23 (a)(b)	16,575,000	11,602,500
SemGroup Corp.:
6.375% 3/15/25	3,265,000	3,085,425
7.25% 3/15/26	5,460,000	5,214,300
SESI LLC 7.75% 9/15/24	985,000	591,000
SM Energy Co.:
5% 1/15/24	2,930,000	2,563,750
5.625% 6/1/25	3,360,000	2,856,000
6.125% 11/15/22	1,480,000	1,376,400
6.625% 1/15/27	1,145,000	973,250
6.75% 9/15/26	805,000	684,250
Southwestern Energy Co.:
7.5% 4/1/26	3,340,000	2,923,168
7.75% 10/1/27	2,095,000	1,822,650
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	2,335,000	2,387,538
5.5% 2/15/26	1,885,000	1,955,688
6% 4/15/27	5,495,000	5,783,488
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	3,100,000	3,096,125
5.125% 2/1/25	1,730,000	1,773,250
5.25% 5/1/23	710,000	722,205
5.375% 2/1/27	1,025,000	1,057,595
5.875% 4/15/26	3,295,000	3,451,513
6.5% 7/15/27 (a)	1,275,000	1,383,375
6.75% 3/15/24	4,245,000	4,409,494
6.875% 1/15/29 (a)	2,255,000	2,491,775
Teine Energy Ltd. 6.875% 9/30/22 (a)	4,534,000	4,568,005
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	2,000,000	2,049,300
5% 1/31/28 (a)	1,610,000	1,676,445
6.625% 6/15/25 (a)(d)	2,260,000	2,384,300
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24	1,185,000	1,242,473
Transocean Sentry Ltd. 5.375% 5/15/23 (a)	2,705,000	2,677,950
U.S.A. Compression Partners LP:
6.875% 4/1/26	1,975,000	2,024,375
6.875% 9/1/27 (a)	390,000	401,146
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind	1,689,938	202,793
Valaris PLC:
4.5% 10/1/24	4,290,000	2,659,800
5.2% 3/15/25	2,980,000	1,795,450
5.75% 10/1/44	1,156,000	578,000
7.75% 2/1/26	2,135,000	1,355,298
W&T Offshore, Inc. 9.75% 11/1/23 (a)	2,455,000	2,369,075
Weatherford International Ltd.:
5.95% 4/15/42 (b)	250,000	105,000
6.5% 8/1/36 (b)	1,380,000	579,600
7% 3/15/38 (b)	656,000	275,520
9.875% 2/15/24 (b)	3,110,000	1,313,975
Weatherford International, Inc.:
6.8% 6/15/37 (b)	780,000	327,600
9.875% 3/1/25 (b)	13,907,000	5,840,940
WPX Energy, Inc. 6% 1/15/22	61,000	62,678
		343,583,583
Entertainment/Film - 0.3%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.625% 2/15/24	400,000	412,000
5.875% 3/15/25	1,180,000	1,219,825
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)(d)	11,300,282	5,989,149
		7,620,974
Environmental - 0.6%
Covanta Holding Corp. 6% 1/1/27	4,320,000	4,492,800
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	10,090,000	10,190,900
Waste Pro U.S.A., Inc. 5.5% 2/15/26 (a)	315,000	327,600
		15,011,300
Food & Drug Retail - 0.3%
Cumberland Farms, Inc. 6.75% 5/1/25 (a)	670,000	720,250
Performance Food Group, Inc. 5.5% 6/1/24 (a)	1,550,000	1,584,875
Rite Aid Corp.:
6.875% 12/15/28 (a)(d)	3,505,000	1,752,500
7.7% 2/15/27	3,314,000	1,822,700
Tops Markets LLC 13% 11/19/24 pay-in-kind (d)	566,931	572,600
		6,452,925
Food/Beverage/Tobacco - 3.3%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	5,105,000	5,117,763
Cott Holdings, Inc. 5.5% 4/1/25 (a)	1,555,000	1,621,134
Darling International, Inc. 5.25% 4/15/27 (a)	2,760,000	2,939,400
ESAL GmbH 6.25% 2/5/23 (a)	1,103,000	1,126,163
JBS Investments II GmbH:
5.75% 1/15/28 (a)	2,330,000	2,446,500
7% 1/15/26 (a)	2,260,000	2,443,625
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	12,745,000	13,254,927
5.875% 7/15/24 (a)	8,690,000	8,918,113
6.75% 2/15/28 (a)	6,150,000	6,857,250
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)	4,395,000	4,658,700
6.5% 4/15/29 (a)	7,135,000	7,902,013
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	1,055,000	1,102,908
4.875% 11/1/26 (a)	320,000	334,000
Pilgrim's Pride Corp.:
5.75% 3/15/25 (a)	795,000	826,800
5.875% 9/30/27 (a)	935,000	1,007,463
Post Holdings, Inc.:
5% 8/15/26 (a)	11,160,000	11,634,300
5.625% 1/15/28 (a)	1,070,000	1,139,550
5.75% 3/1/27 (a)	5,865,000	6,231,563
Vector Group Ltd. 6.125% 2/1/25 (a)	7,495,000	7,345,100
		86,907,272
Gaming - 3.7%
Boyd Gaming Corp.:
6% 8/15/26	680,000	718,250
6.375% 4/1/26	395,000	418,700
Chukchansi Economic Development Authority 9.75% 5/30/20 (a)(b)	2,860,873	1,573,480
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	16,815,000	17,109,263
Downstream Development Authority 10.5% 2/15/23 (a)	1,075,000	1,142,188
Eldorado Resorts, Inc. 6% 9/15/26	1,285,000	1,405,469
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25	2,950,000	3,243,466
5.375% 4/15/26	925,000	1,015,336
Golden Entertainment, Inc. 7.625% 4/15/26 (a)	935,000	972,494
International Game Technology PLC 6.25% 1/15/27 (a)	960,000	1,053,600
MCE Finance Ltd.:
4.875% 6/6/25 (a)	2,585,000	2,564,145
5.25% 4/26/26 (a)	2,925,000	2,941,600
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	4,310,000	4,514,725
5.75% 2/1/27 (a)	2,590,000	2,859,231
MGM Mirage, Inc.:
5.5% 4/15/27	2,760,000	2,991,150
5.75% 6/15/25	7,290,000	8,028,331
7.75% 3/15/22	660,000	741,002
Penn National Gaming, Inc. 5.625% 1/15/27 (a)	355,000	364,354
Scientific Games Corp.:
5% 10/15/25 (a)	2,730,000	2,820,745
6.25% 9/1/20	580,000	581,450
6.625% 5/15/21	5,350,000	5,436,938
10% 12/1/22	4,661,000	4,835,788
Stars Group Holdings BV 7% 7/15/26 (a)	2,935,000	3,114,769
Station Casinos LLC 5% 10/1/25 (a)	1,085,000	1,106,809
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (a)	3,915,000	3,875,850
Transocean, Inc. 7.25% 11/1/25 (a)	5,060,000	4,604,600
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	1,685,000	1,775,569
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	6,910,000	7,160,488
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	3,795,000	3,746,377
5.5% 10/1/27 (a)	3,065,000	3,022,856
		95,739,023
Healthcare - 9.6%
BCPE Cycle Merger Sub II, Inc. 10.625% 7/15/27 (a)	3,955,000	3,856,125
Catalent Pharma Solutions 5% 7/15/27 (a)	825,000	864,278
Centene Escrow Corp. 5.375% 6/1/26 (a)	4,775,000	5,104,714
Charles River Laboratories International, Inc. 5.5% 4/1/26 (a)	1,235,000	1,321,327
Community Health Systems, Inc.:
5.125% 8/1/21	5,335,000	5,335,000
6.25% 3/31/23	14,890,000	14,407,564
8% 3/15/26 (a)	14,545,000	13,963,200
8.125% 6/30/24 (a)	1,835,000	1,394,600
8.625% 1/15/24 (a)	3,285,000	3,285,000
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	4,000,000	4,120,720
DaVita HealthCare Partners, Inc.:
5% 5/1/25	11,950,000	11,964,938
5.125% 7/15/24	4,845,000	4,928,382
Encompass Health Corp.:
5.75% 11/1/24	4,845,000	4,905,563
5.75% 9/15/25	4,660,000	4,898,825
HCA Holdings, Inc.:
4.5% 2/15/27	2,350,000	2,547,824
5.25% 6/15/26	645,000	728,052
5.375% 2/1/25	6,835,000	7,586,850
5.375% 9/1/26	4,700,000	5,240,500
5.625% 9/1/28	3,260,000	3,709,269
5.875% 5/1/23	1,150,000	1,270,031
5.875% 2/15/26	5,470,000	6,239,903
5.875% 2/1/29	1,355,000	1,559,944
6.25% 2/15/21	1,045,000	1,097,668
Hologic, Inc.:
4.375% 10/15/25 (a)	3,360,000	3,435,600
4.625% 2/1/28 (a)	685,000	708,119
IMS Health, Inc.:
5% 10/15/26 (a)	1,750,000	1,846,250
5% 5/15/27 (a)	1,385,000	1,462,906
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	6,120,000	6,533,100
5.25% 8/1/26	4,066,000	4,295,932
5.5% 5/1/24	1,235,000	1,270,506
6.375% 3/1/24	3,280,000	3,435,800
NVA Holdings, Inc. 6.875% 4/1/26 (a)	775,000	827,545
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (a)(d)	3,995,000	3,355,800
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	4,400,000	4,460,500
Service Corp. International 5.125% 6/1/29	1,845,000	1,974,150
SP Finco LLC 6.75% 7/1/25 (a)	250,000	213,905
Surgery Center Holdings, Inc. 10% 4/15/27 (a)	2,760,000	2,642,700
Teleflex, Inc. 4.875% 6/1/26	3,940,000	4,150,632
Tenet Healthcare Corp.:
4.375% 10/1/21	4,245,000	4,427,535
4.625% 7/15/24	9,240,000	9,505,650
5.125% 5/1/25	12,665,000	12,696,663
6.25% 2/1/27 (a)	6,915,000	7,174,313
6.75% 6/15/23	14,150,000	14,539,125
8.125% 4/1/22	10,395,000	11,199,573
THC Escrow Corp. III 7% 8/1/25	1,425,000	1,439,250
Valeant Pharmaceuticals International, Inc.:
5.5% 3/1/23 (a)	661,000	667,610
5.5% 11/1/25 (a)	4,680,000	4,908,056
5.75% 8/15/27 (a)	640,000	686,400
5.875% 5/15/23 (a)	2,509,000	2,540,363
6.125% 4/15/25 (a)	3,975,000	4,094,250
7% 3/15/24 (a)	6,265,000	6,616,842
8.5% 1/31/27 (a)	2,815,000	3,124,594
9% 12/15/25 (a)	1,775,000	1,990,219
9.25% 4/1/26 (a)	5,560,000	6,296,700
Vizient, Inc. 6.25% 5/15/27 (a)	680,000	731,000
Wellcare Health Plans, Inc.:
5.25% 4/1/25	4,820,000	5,046,781
5.375% 8/15/26 (a)	1,775,000	1,892,594
		250,521,240
Homebuilders/Real Estate - 1.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (a)	1,055,000	1,069,506
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (a)	620,000	620,775
Howard Hughes Corp. 5.375% 3/15/25 (a)	5,770,000	5,943,100
Kennedy-Wilson, Inc. 5.875% 4/1/24	1,570,000	1,607,288
Lennar Corp.:
4.75% 11/29/27	1,605,000	1,745,438
5% 6/15/27	780,000	836,550
5.25% 6/1/26	1,791,000	1,949,951
5.875% 11/15/24	520,000	579,800
M/I Homes, Inc. 5.625% 8/1/25	480,000	496,800
Mattamy Group Corp.:
6.5% 10/1/25 (a)	800,000	848,000
6.875% 12/15/23 (a)	1,005,000	1,046,456
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 12/1/21 (a)	615,000	602,700
Starwood Property Trust, Inc.:
4.75% 3/15/25	2,420,000	2,480,500
5% 12/15/21	865,000	897,438
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.625% 3/1/24 (a)	2,265,000	2,378,250
5.75% 1/15/28 (a)	2,945,000	3,129,063
5.875% 6/15/27 (a)	2,250,000	2,413,125
William Lyon Homes, Inc.:
6% 9/1/23	540,000	560,250
7% 8/15/22	142,000	142,355
		29,347,345
Hotels - 0.7%
Hilton Domestic Operating Co., Inc.:
4.875% 1/15/30 (a)	4,580,000	4,900,600
5.125% 5/1/26	8,990,000	9,488,945
Hilton Escrow Issuer LLC 4.25% 9/1/24	1,545,000	1,575,900
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	1,165,000	1,226,163
		17,191,608
Insurance - 0.6%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (a)	5,180,000	4,770,573
8.125% 2/15/24 (a)	1,775,000	1,912,563
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (a)	675,000	689,344
AmWINS Group, Inc. 7.75% 7/1/26 (a)	3,835,000	4,026,750
HUB International Ltd. 7% 5/1/26 (a)	1,395,000	1,415,925
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	3,250,000	3,233,750
		16,048,905
Leisure - 0.3%
Mattel, Inc. 2.35% 8/15/21	1,600,000	1,540,000
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	1,795,000	1,797,244
7.25% 11/30/21 (a)	1,295,000	1,324,542
Voc Escrow Ltd. 5% 2/15/28 (a)	1,800,000	1,845,000
		6,506,786
Metals/Mining - 1.7%
Alpha Natural Resources, Inc. 9.75% 4/15/18 (b)(c)	1,099,000	0
Constellium NV 5.875% 2/15/26 (a)	1,240,000	1,292,700
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	6,570,000	5,886,309
6.875% 3/1/26 (a)	5,275,000	4,688,156
7.25% 5/15/22 (a)	900,000	873,563
7.25% 4/1/23 (a)	5,485,000	5,101,050
7.5% 4/1/25 (a)	5,735,000	5,229,603
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	1,765,000	1,817,950
5.125% 3/15/23 (a)	1,530,000	1,591,200
5.125% 5/15/24 (a)	770,000	802,725
Freeport-McMoRan, Inc.:
3.55% 3/1/22	2,058,000	2,063,145
3.875% 3/15/23	2,960,000	2,990,784
6.875% 2/15/23	7,588,000	8,002,305
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (a)	1,085,000	1,139,250
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	3,585,000	3,378,863
		44,857,603
Paper - 0.2%
Berry Global Escrow Corp.:
4.875% 7/15/26 (a)	1,355,000	1,422,750
5.625% 7/15/27 (a)	1,110,000	1,165,500
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (a)	2,080,000	1,872,000
7.875% 7/15/26 (a)	275,000	248,875
NewPage Corp. 11.375% 12/31/2014 (b)(c)	4,077,567	0
		4,709,125
Publishing/Printing - 0.0%
Clear Channel International BV 8.75% 12/15/20 (a)	240,000	245,249
Restaurants - 0.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	3,287,000	3,393,039
5% 10/15/25 (a)	1,875,000	1,935,938
Golden Nugget, Inc.:
6.75% 10/15/24 (a)	7,195,000	7,356,888
8.75% 10/1/25 (a)	1,385,000	1,452,519
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (a)	1,325,000	1,387,938
5% 6/1/24 (a)	6,145,000	6,352,394
		21,878,716
Services - 1.5%
APX Group, Inc.:
7.625% 9/1/23	1,965,000	1,463,925
8.75% 12/1/20	1,055,000	1,002,250
Aramark Services, Inc.:
4.75% 6/1/26	4,590,000	4,704,750
5% 4/1/25 (a)	1,235,000	1,275,940
Avantor, Inc. 6% 10/1/24 (a)	740,000	793,650
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	5,780,000	5,093,625
CDK Global, Inc.:
4.875% 6/1/27	460,000	475,290
5.25% 5/15/29 (a)	1,305,000	1,347,413
5.875% 6/15/26	1,615,000	1,715,292
Corrections Corp. of America:
4.625% 5/1/23	255,000	246,075
5% 10/15/22	1,832,000	1,813,680
Frontdoor, Inc. 6.75% 8/15/26 (a)	705,000	764,925
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	1,900,000	1,936,100
Hertz Corp. 7.125% 8/1/26 (a)	3,695,000	3,770,784
IHS Markit Ltd.:
4% 3/1/26 (a)	400,000	425,280
4.75% 2/15/25 (a)	955,000	1,040,855
5% 11/1/22 (a)	200,000	213,483
KAR Auction Services, Inc. 5.125% 6/1/25 (a)	810,000	834,300
Laureate Education, Inc. 8.25% 5/1/25 (a)	6,120,000	6,663,150
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	1,075,000	936,594
Ritchie Bros. Auctioneers, Inc. 5.375% 1/15/25 (a)	830,000	864,238
The GEO Group, Inc. 6% 4/15/26	345,000	298,425
		37,680,024
Steel - 0.1%
Cleveland-Cliffs, Inc. 5.75% 3/1/25	1,264,000	1,267,160
Commercial Metals Co. 5.75% 4/15/26	2,140,000	2,193,500
		3,460,660
Super Retail - 0.4%
Asbury Automotive Group, Inc. 6% 12/15/24	2,565,000	2,651,569
Netflix, Inc.:
4.875% 4/15/28	1,735,000	1,815,244
5.875% 11/15/28	2,195,000	2,455,656
Sonic Automotive, Inc.:
5% 5/15/23	195,000	196,463
6.125% 3/15/27	1,680,000	1,688,400
The William Carter Co. 5.625% 3/15/27 (a)	795,000	846,659
		9,653,991
Technology - 3.6%
Ascend Learning LLC:
6.875% 8/1/25 (a)	110,000	113,988
6.875% 8/1/25 (a)	1,055,000	1,093,244
Balboa Merger Sub, Inc. 11.375% 12/1/21 (a)	9,335,000	9,801,750
Banff Merger Sub, Inc. 9.75% 9/1/26 (a)	11,460,000	10,428,600
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	5,995,000	6,159,863
Entegris, Inc. 4.625% 2/10/26 (a)	1,735,000	1,787,050
Fair Isaac Corp. 5.25% 5/15/26 (a)	2,260,000	2,406,900
Gartner, Inc. 5.125% 4/1/25 (a)	905,000	949,110
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (a)	2,235,000	2,357,925
Itron, Inc. 5% 1/15/26 (a)	745,000	761,763
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (a)	1,775,000	1,868,010
Match Group, Inc.:
5% 12/15/27 (a)	1,235,000	1,296,750
5.625% 2/15/29 (a)	2,035,000	2,205,431
Nuance Communications, Inc. 5.625% 12/15/26	1,035,000	1,090,631
Open Text Corp. 5.875% 6/1/26 (a)	7,390,000	7,897,693
Qorvo, Inc. 5.5% 7/15/26	3,820,000	4,077,926
Sensata Technologies BV 5% 10/1/25 (a)	1,910,000	2,024,600
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	2,675,000	2,841,412
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	9,135,000	9,683,100
SS&C Technologies, Inc. 5.5% 9/30/27 (a)	1,045,000	1,097,250
Symantec Corp.:
4.2% 9/15/20	655,000	664,478
5% 4/15/25 (a)	6,075,000	6,115,521
TTM Technologies, Inc. 5.625% 10/1/25 (a)	3,340,000	3,256,500
VeriSign, Inc. 4.625% 5/1/23	695,000	706,294
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (a)	1,287,000	1,274,130
10.5% 2/1/24 (a)	13,555,000	12,741,700
		94,701,619
Telecommunications - 6.9%
Altice Financing SA:
6.625% 2/15/23 (a)	5,585,000	5,759,531
7.5% 5/15/26 (a)	10,700,000	11,395,500
Altice Finco SA:
7.625% 2/15/25 (a)	9,820,000	10,114,600
8.125% 1/15/24 (a)	1,194,000	1,232,805
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	4,165,000	4,435,267
7.5% 10/15/26 (a)	3,905,000	4,236,144
Citizens Utilities Co. 7.05% 10/1/46	2,165,000	1,033,788
Cogent Communications Group, Inc. 5.375% 3/1/22 (a)	785,000	814,438
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24	1,720,000	1,775,900
5.375% 3/15/27	1,210,000	1,284,113
Equinix, Inc. 5.375% 5/15/27	1,410,000	1,523,265
Frontier Communications Corp.:
8% 4/1/27 (a)	4,265,000	4,446,263
8.5% 4/1/26 (a)	5,610,000	5,455,725
11% 9/15/25	6,805,000	3,453,538
Inmarsat Finance PLC 4.875% 5/15/22 (a)	395,000	398,950
Intelsat Jackson Holdings SA 8.5% 10/15/24 (a)	1,410,000	1,399,425
Intelsat Luxembourg SA 8.125% 6/1/23	7,080,000	5,628,600
Level 3 Communications, Inc. 5.75% 12/1/22	2,250,000	2,266,875
Level 3 Financing, Inc.:
5.125% 5/1/23	2,740,000	2,784,635
5.375% 8/15/22	2,110,000	2,117,913
5.375% 1/15/24	4,265,000	4,339,638
5.375% 5/1/25	885,000	920,400
5.625% 2/1/23	830,000	844,284
6.125% 1/15/21	527,000	529,635
Neptune Finco Corp.:
6.625% 10/15/25 (a)	6,020,000	6,444,892
10.875% 10/15/25 (a)	4,136,000	4,694,360
Qwest Corp. 6.75% 12/1/21	500,000	539,375
Sable International Finance Ltd. 5.75% 9/7/27 (a)	4,090,000	4,274,050
SFR Group SA:
6.25% 5/15/24 (a)	1,479,000	1,524,731
7.375% 5/1/26 (a)	12,355,000	13,188,963
8.125% 2/1/27 (a)	8,970,000	9,889,425
Sprint Capital Corp.:
6.875% 11/15/28	6,390,000	7,084,913
8.75% 3/15/32	8,750,000	10,959,200
Sprint Communications, Inc. 6% 11/15/22	2,375,000	2,527,879
Sprint Corp.:
7.125% 6/15/24	6,500,000	7,185,490
7.25% 9/15/21	1,845,000	1,984,667
7.625% 2/15/25	775,000	867,031
7.625% 3/1/26	1,220,000	1,370,975
7.875% 9/15/23	12,370,000	13,916,250
Telecom Italia Capital SA:
6% 9/30/34	510,000	522,750
6.375% 11/15/33	285,000	301,388
Telecom Italia SpA 5.303% 5/30/24 (a)	2,020,000	2,161,400
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	2,400,000	2,440,800
U.S. West Communications 7.25% 9/15/25	545,000	615,450
ViaSat, Inc. 5.625% 9/15/25 (a)	1,070,000	1,078,025
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	4,765,000	4,860,300
6.375% 5/15/25	2,725,000	2,803,344
		179,426,890
Textiles/Apparel - 0.0%
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (a)	895,000	831,231
Transportation Ex Air/Rail - 1.4%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (a)	9,000	9,263
4.375% 5/1/26 (a)	7,000	7,268
5.125% 10/1/23 (a)	12,974,000	13,774,496
5.25% 5/15/24 (a)	4,170,000	4,473,159
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	6,980,000	5,675,613
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	13,390,000	8,837,400
11.25% 8/15/22 (a)	3,540,000	2,619,600
Teekay Corp. 9.25% 11/15/22 (a)	1,990,000	2,007,199
		37,403,998
Utilities - 4.7%
Clearway Energy Operating LLC 5.75% 10/15/25 (a)	2,375,000	2,475,985
DCP Midstream Operating LP 5.125% 5/15/29	4,715,000	4,833,111
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	4,265,000	4,574,213
Dynegy, Inc. 5.875% 6/1/23	1,745,000	1,779,900
InterGen NV 7% 6/30/23 (a)	23,865,000	21,836,475
NRG Energy, Inc.:
5.25% 6/15/29 (a)	3,050,000	3,254,564
5.75% 1/15/28	15,610,000	16,819,775
6.625% 1/15/27	6,390,000	6,901,200
NRG Yield Operating LLC 5% 9/15/26	1,455,000	1,473,188
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	7,813,150	8,379,603
Pacific Gas & Electric Co.:
3.75% 8/15/42 (b)	350,000	336,875
3.95% 12/1/47 (b)	350,000	338,625
4% 12/1/46 (b)	210,000	203,175
6.05% 3/1/34 (b)	9,140,000	9,974,025
Pattern Energy Group, Inc. 5.875% 2/1/24 (a)	855,000	884,925
TerraForm Global, Inc. 6.125% 3/1/26 (a)	2,450,000	2,517,375
The AES Corp.:
4% 3/15/21	3,125,000	3,191,750
4.5% 3/15/23	2,065,000	2,122,614
4.875% 5/15/23	3,975,000	4,029,656
5.125% 9/1/27	1,815,000	1,945,734
6% 5/15/26	1,515,000	1,624,444
Vertiv Group Corp. 9.25% 10/15/24 (a)	2,450,000	2,315,250
Vistra Operations Co. LLC:
5% 7/31/27 (a)	5,405,000	5,580,663
5.5% 9/1/26 (a)	7,215,000	7,575,750
5.625% 2/15/27 (a)	5,800,000	6,140,750
		121,109,625

TOTAL NONCONVERTIBLE BONDS		2,076,794,785

TOTAL CORPORATE BONDS
(Cost $2,090,442,450)		2,102,535,012
	Shares	Value

Common Stocks - 1.6%
Automotive & Auto Parts - 0.0%
Chassix Holdings, Inc. warrants 7/29/20 (c)(f)	3,722	17,382
Motors Liquidation Co. GUC Trust (f)	28,150	292,479
UC Holdings, Inc. (c)(f)	32,168	612,800

TOTAL AUTOMOTIVE & AUTO PARTS		922,661

Broadcasting - 0.0%
Clear Channel Outdoor Holdings, Inc. (f)	20,018	52,047
iHeartMedia, Inc. warrants 5/1/39 (f)	8,204	113,230

TOTAL BROADCASTING		165,277

Chemicals - 0.1%
Corteva, Inc.	10,266	300,999
Dow, Inc.	10,266	437,640
DowDuPont, Inc.	10,266	697,369

TOTAL CHEMICALS		1,436,008

Energy - 0.1%
Forbes Energy Services Ltd. (f)	72,087	80,737
Pacific Drilling SA (f)	323,716	1,968,193
Tidewater, Inc.:
warrants 11/14/42 (c)(f)	23,695	402,815
warrants 11/14/42 (c)(f)	8,251	140,267
Tribune Resources, Inc. (c)(f)	182,155	579,253
Tribune Resources, Inc. warrants 3/30/23 (c)(f)	51,925	25,963
Ultra Petroleum Corp. warrants 7/14/25 (f)	33,810	0

TOTAL ENERGY		3,197,228

Food & Drug Retail - 0.3%
Southeastern Grocers, Inc. (c)(f)	158,789	5,608,427
Tops Markets Corp. (c)	2,955	1,038,860
Tops Markets Corp. (Escrow) (c)(g)	2,955,000	30

TOTAL FOOD & DRUG RETAIL		6,647,317

Gaming - 0.5%
Boyd Gaming Corp.	81,500	1,959,260
Eldorado Resorts, Inc. (f)	57,808	2,226,186
Gaming & Leisure Properties	126,400	4,944,768
Penn National Gaming, Inc. (f)	161,400	3,094,038
Red Rock Resorts, Inc.	72,855	1,519,027
Studio City International Holdings Ltd. ADR	28,000	546,000

TOTAL GAMING		14,289,279

Metals/Mining - 0.0%
Warrior Metropolitan Coal, Inc.	242	5,058
Publishing/Printing - 0.0%
Tribune Media Co. Class A	13,773	641,546
Tribune Publishing Co.	3,443	26,339

TOTAL PUBLISHING/PRINTING		667,885

Services - 0.2%
CDK Global, Inc.	45,206	1,951,091
United Rentals, Inc. (f)	17,400	1,958,544

TOTAL SERVICES		3,909,635

Technology - 0.0%
Cypress Semiconductor Corp.	1,614	37,138
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (c)(f)	0	16,065
Utilities - 0.4%
NRG Energy, Inc.	60,111	2,188,040
Vistra Energy Corp.	359,562	8,971,072

TOTAL UTILITIES		11,159,112

TOTAL COMMON STOCKS
(Cost $52,624,116)		42,452,663

Convertible Preferred Stocks - 0.1%
Energy - 0.1%
Chesapeake Energy Corp. Series A, 5.75%	5,300	2,131,282
Telecommunications - 0.0%
Crown Castle International Corp. Series A, 6.875%	480	624,048
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,022,557)		2,755,330
	Principal Amount	Value

Bank Loan Obligations - 8.4%
Aerospace - 0.5%
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.8299% 5/30/25 (d)(e)	3,506,124	3,468,047
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.8299% 8/22/24 (d)(e)	9,929,584	9,825,323

TOTAL AEROSPACE		13,293,370

Broadcasting - 0.0%
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8895% 11/18/24 (d)(e)	361,118	360,443
iHeartMedia Capital I LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.2298% 5/1/26 (d)(e)	160,011	160,372
NEP/NCP Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.362% 10/19/25 (d)(e)	134,325	130,833

TOTAL BROADCASTING		651,648

Cable/Satellite TV - 0.7%
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.6951% 1/25/26 (d)(e)	1,278,813	1,276,677
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3953% 8/19/23 (d)(e)	17,496,006	16,781,644

TOTAL CABLE/SATELLITE TV		18,058,321

Capital Goods - 0.0%
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.625% 5/9/25 (d)(e)	53,976	53,875
Chemicals - 0.3%
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.82% 7/1/26 (d)(e)	255,000	254,363
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.8299% 3/1/26 (d)(e)	5,072,288	5,036,071
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7555% 2/8/25 (d)(e)	79,291	79,207
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.4628% 10/1/25 (d)(e)	877,800	846,708

TOTAL CHEMICALS		6,216,349

Diversified Financial Services - 0.6%
Cabazon Finance Authority term loan 11% 3/7/24 pay-in-kind (c)(d)	2,102,061	2,102,061
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.862% 10/1/25 (d)(e)	13,205,907	13,264,541
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.4451% 3/1/25 (d)(e)	299,542	298,700
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.37% 4/29/26 (d)(e)	862,782	862,575

TOTAL DIVERSIFIED FINANCIAL SERVICES		16,527,877

Energy - 1.4%
Ascent Resources Marcellus LLC term loan 3 month U.S. LIBOR + 6.500% 8.6951% 3/30/23 (d)(e)	279,167	278,469
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.862% 11/3/25 (d)(e)	1,190,000	1,051,163
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.362% 6/22/24 (d)(e)	1,269,100	1,154,424
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.4909% 12/31/21 (d)(e)	7,005,000	6,199,425
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.8659% 12/31/22 (d)(e)	9,040,000	8,218,897
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 9.2441% 7/23/23 (d)(e)	305,000	308,813
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.6951% 5/7/25 (d)(e)	539,550	515,270
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.04% 3/1/26 (d)(e)	8,435,000	8,108,144
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.112% 3/1/24 (d)(e)	4,780,000	2,031,500
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.432% 7/18/25 (d)(e)	586,945	559,617
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8125% 11/14/25 (d)(e)	437,800	436,706
Sanchez Energy Corp. 1LN, term loan 3 month U.S. LIBOR + 8.000% 2.182% 5/11/20(c)(d)(e)(h)	7,291,606	6,927,026

TOTAL ENERGY		35,789,454

Food & Drug Retail - 0.5%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.3308% 5/31/24 (d)(e)	10,395,000	9,937,620
Lannett Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.487% 11/25/22 (d)(e)	1,896,182	1,807,687
Tops Markets LLC 1LN, term loan 3 month U.S. LIBOR + 8.500% 10.875% 11/19/23 (c)(d)(e)	1,194,587	1,189,510

TOTAL FOOD & DRUG RETAIL		12,934,817

Food/Beverage/Tobacco - 0.0%
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.112% 6/27/23 (d)(e)	626,921	627,316
Gaming - 0.2%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.862% 12/22/24 (d)(e)	2,099,525	2,066,835
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.362% 4/18/24 (d)(e)	1,746,844	1,745,481
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.14% 10/20/24 (d)(e)	1,244,850	1,243,033
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8932% 10/4/23 (d)(e)	536,175	535,784

TOTAL GAMING		5,591,133

Healthcare - 0.7%
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.112% 6/13/26 (d)(e)	12,180,000	11,616,675
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2009% 6/1/25 (d)(e)	1,120,648	1,121,914
Vizient, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.612% 5/6/26 (d)(e)	304,238	305,251
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.681% 2/11/26 (d)(e)	6,084,750	6,050,554

TOTAL HEALTHCARE		19,094,394

Hotels - 0.3%
Travelport Finance Luxembourg SARL 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.5412% 5/29/26 (d)(e)	9,430,000	8,661,455
Insurance - 0.4%
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.1452% 5/10/25 (d)(e)	63,696	61,831
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4509% 5/10/25 (d)(e)	2,060,000	2,030,398
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8844% 1/25/24 (d)(e)	435,533	434,679
Asurion LLC:
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.112% 11/3/24 (d)(e)	3,821,400	3,821,400
Tranche B, term loan 3 month U.S. LIBOR + 6.500% 8.612% 8/4/25 (d)(e)	360,000	364,972
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2663% 4/25/25 (d)(e)	4,321,350	4,231,163
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3299% 5/16/24 (d)(e)	451,950	440,841

TOTAL INSURANCE		11,385,284

Leisure - 0.2%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.112% 7/31/24 (d)(e)	44,325	44,103
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.362% 2/28/25 (d)(e)	3,937,794	3,906,213

TOTAL LEISURE		3,950,316

Publishing/Printing - 0.1%
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.612% 8/24/22 (d)(e)	1,263,876	1,263,724
Restaurants - 0.0%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.362% 2/17/24 (d)(e)	819,230	817,625
Services - 0.5%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.4463% 6/13/25 (d)(e)	65,000	63,402
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.6963% 6/13/24 (d)(e)	3,582,852	3,452,472
IRI Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.6241% 11/30/25 (d)(e)	6,192,300	5,895,565
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5799% 8/22/25 (d)(e)	2,230,000	2,213,275
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0799% 2/21/25 (d)(e)	623,700	618,399

TOTAL SERVICES		12,243,113

Super Retail - 0.3%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.112% 9/25/24 (d)(e)	7,190,114	6,826,150
Technology - 0.8%
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.862% 2/28/25 (d)(e)	153,063	153,445
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5799% 10/2/25 (d)(e)	1,089,525	1,027,487
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.112% 4/30/25 (d)(e)	1,627,700	1,627,016
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5031% 11/1/24 (d)(e)	9,020,000	9,218,440
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2531% 11/1/23 (d)(e)	3,336,575	3,332,771
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.362% 4/16/25 (d)(e)	1,825,076	1,826,901
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.362% 4/16/25 (d)(e)	1,233,290	1,234,523
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.250% 4.362% 4/16/25 (d)(e)	610,328	610,243
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0799% 5/4/26 (d)(e)	715,000	716,280
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 9.9451% 10/11/26 (d)(e)	559,834	545,838
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.9451% 10/11/25 (d)(e)	263,516	259,837

TOTAL TECHNOLOGY		20,552,781

Telecommunications - 0.8%
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8953% 11/27/23 (d)(e)	9,660,000	9,649,664
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.6453% 1/2/24 (d)(e)	300,000	301,314
Tranche B-5, term loan 6.625% 1/2/24	300,000	302,751
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.112% 2/1/24 (d)(e)	5,305,277	5,252,224
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.12% 4/11/25 (d)(e)	495,000	491,857
SFR Group SA:
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.688% 5.8849% 1/31/26 (d)(e)	4,003,688	3,928,618
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 6.1974% 8/14/26 (d)(e)	1,091,750	1,081,291
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.625% 2/3/24 (d)(e)	601,163	596,840

TOTAL TELECOMMUNICATIONS		21,604,559

Transportation Ex Air/Rail - 0.0%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.24% 6/22/22 (d)(e)	511,774	509,215
Utilities - 0.1%
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4% 7/19/26 (d)(e)	484,809	484,605
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3299% 11/30/23 (d)(e)	1,207,543	1,134,088

TOTAL UTILITIES		1,618,693

TOTAL BANK LOAN OBLIGATIONS
(Cost $223,861,979)		218,271,469

Preferred Securities - 3.2%
Banks & Thrifts - 3.1%
Bank of America Corp.:
5.875% (d)(i)	15,230,000	16,971,397
6.1% (d)(i)	3,690,000	4,124,859
6.25% (d)(i)	2,310,000	2,588,518
Citigroup, Inc.:
5.95% (d)(i)	19,320,000	20,437,384
5.95% (d)(i)	5,000,000	5,107,498
6.3% (d)(i)	10,145,000	10,958,227
JPMorgan Chase & Co.:
5% (d)(i)	6,710,000	6,990,799
6% (d)(i)	11,680,000	12,498,235
Wells Fargo & Co. 5.9% (d)(i)	1,955,000	2,111,544

TOTAL BANKS & THRIFTS		81,788,461

Energy - 0.1%
MPLX LP 6.875% (d)(i)	1,270,000	1,276,573
Summit Midstream Partners LP 9.5% (d)(i)	1,065,000	788,362

TOTAL ENERGY		2,064,935

TOTAL PREFERRED SECURITIES
(Cost $80,778,819)		83,853,396
	Shares	Value

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (c)(f)
(Cost $11,217)	11,217	11,217

Money Market Funds - 4.4%
Fidelity Cash Central Fund 2.13% (j)
(Cost $113,900,504)	113,879,922	113,902,698
TOTAL INVESTMENT IN SECURITIES - 98.6%
(Cost $2,565,641,642)		2,563,781,785
NET OTHER ASSETS (LIABILITIES) - 1.4%		36,988,768
NET ASSETS - 100%		$2,600,770,553

Amounts shown as 0 in the Schedule of Investments may represent less than 1 share.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,247,958,861 or 48.0% of net assets.

 (b) Non-income producing - Security is in default.

 (c) Level 3 security

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30 or 0.0% of net assets.

 (h) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $5,208,290 and $4,947,875, respectively.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Tops Markets Corp. (Escrow)	4/26/19	$30

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,178,617
Total	$1,178,617

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$849,227	$719,932	$113,230	$16,065
Consumer Discretionary	9,974,693	9,344,511	--	630,182
Consumer Staples	6,647,317	--	--	6,647,317
Energy	5,328,510	2,048,930	2,131,282	1,148,298
Financials	292,479	292,479	--	--
Health Care	300,999	300,999	--	--
Industrials	1,958,544	1,958,544	--	--
Information Technology	1,988,229	1,988,229	--	--
Materials	1,140,067	1,140,067	--	--
Real Estate	5,568,816	4,944,768	624,048	--
Utilities	11,159,112	11,159,112	--	--
Corporate Bonds	2,102,535,012	--	2,102,535,012	--
Bank Loan Obligations	218,271,469	--	208,052,872	10,218,597
Preferred Securities	83,853,396	--	83,853,396	--
Other	11,217	--	--	11,217
Money Market Funds	113,902,698	113,902,698	--	--
Total Investments in Securities:	$2,563,781,785	$147,800,269	$2,397,309,840	$18,671,676

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	78.3%
Luxembourg	4.2%
Canada	4.0%
Multi-National	3.3%
Cayman Islands	3.2%
Netherlands	2.9%
France	1.2%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,451,741,138)	$2,449,879,087
Fidelity Central Funds (cost $113,900,504)	113,902,698
Total Investment in Securities (cost $2,565,641,642)		$2,563,781,785
Cash		136,939
Receivable for investments sold		2,925,462
Receivable for fund shares sold		25,995
Dividends receivable		21,825
Interest receivable		39,101,837
Distributions receivable from Fidelity Central Funds		164,063
Other receivables		10,059
Total assets		2,606,167,965
Liabilities
Payable for investments purchased	$5,208,290
Payable for fund shares redeemed	162,665
Other payables and accrued expenses	26,457
Total liabilities		5,397,412
Net Assets		$2,600,770,553
Net Assets consist of:
Paid in capital		$2,610,611,171
Total distributable earnings (loss)		(9,840,618)
Net Assets, for 23,351,846 shares outstanding		$2,600,770,553
Net Asset Value, offering price and redemption price per share ($2,600,770,553 ÷ 23,351,846 shares)		$111.37

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2019
Investment Income
Dividends		$3,219,514
Interest		92,922,439
Income from Fidelity Central Funds		1,178,617
Total income		97,320,570
Expenses
Custodian fees and expenses	$17,993
Independent directors' fees and expenses	7,680
Legal	3,116
Miscellaneous	13
Total expenses before reductions	28,802
Expense reductions	(9,084)
Total expenses after reductions		19,718
Net investment income (loss)		97,300,852
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8,035,247)
Fidelity Central Funds	5,907
Foreign currency transactions	(1,007)
Total net realized gain (loss)		(8,030,347)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,732,014
Fidelity Central Funds	(5,783)
Total change in net unrealized appreciation (depreciation)		2,726,231
Net gain (loss)		(5,304,116)
Net increase (decrease) in net assets resulting from operations		$91,996,736

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2019	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$97,300,852	$57,394,335
Net realized gain (loss)	(8,030,347)	10,346,046
Change in net unrealized appreciation (depreciation)	2,726,231	(22,053,779)
Net increase (decrease) in net assets resulting from operations	91,996,736	45,686,602
Distributions to shareholders	(99,543,146)	–
Distributions to shareholders from net investment income	–	(56,643,250)
Distributions to shareholders from net realized gain	–	(616,160)
Total distributions	(99,543,146)	(57,259,410)
Affiliated share transactions
Proceeds from sales of shares	1,387,879,227	–
Net asset value of shares issued in exchange for the net assets of Fidelity High Income Central Fund 1 (note 9)	507,027,494	–
Reinvestment of distributions	97,089,383	10,617,535
Cost of shares redeemed	(268,010,095)	(14,846)
Net increase (decrease) in net assets resulting from share transactions	1,723,986,009	10,602,689
Total increase (decrease) in net assets	1,716,439,599	(970,119)
Net Assets
Beginning of period	884,330,954	885,301,073
End of period	$2,600,770,553	$884,330,954
Other Information
Distributions in excess of net investment income end of period		$(1,009,740)
Shares
Sold	12,477,372	–
Issued in exchange for the shares of Fidelity High Income Central Fund 1 (note 9)	4,582,266	–
Issued in reinvestment of distributions	881,458	94,015
Redeemed	(2,463,785)	(131)
Net increase (decrease)	15,477,311	93,884

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity High Income Central Fund

Years ended August 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$112.30	$113.78	$110.82	$109.78	$118.45
Income from Investment Operations
Net investment income (loss)A	7.276	7.336	7.352	7.278	7.064
Net realized and unrealized gain (loss)	(.267)	(1.497)	2.982	.631	(8.871)
Total from investment operations	7.009	5.839	10.334	7.909	(1.807)
Distributions from net investment income	(7.089)	(7.240)	(7.374)	(6.869)	(6.863)
Distributions from net realized gain	(.850)	(.079)	–	–	–
Total distributions	(7.939)	(7.319)	(7.374)	(6.869)	(6.863)
Net asset value, end of period	$111.37	$112.30	$113.78	$110.82	$109.78
Total ReturnB	6.59%	5.29%	9.60%	7.75%	(1.58)%
Ratios to Average Net AssetsC,D
Expenses before reductions	- %E	- %E	.01%	- %E	- %E
Expenses net of fee waivers, if any	- %E	- %E	.01%	- %E	- %E
Expenses net of all reductions	- %E	- %E	.01%	- %E	- %E
Net investment income (loss)	6.70%	6.49%	6.54%	6.93%	6.19%
Supplemental Data
Net assets, end of period (000 omitted)	$2,600,771	$884,331	$885,301	$852,409	$792,221
Portfolio turnover rateF	39%G,H	57%	46%	47%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G The portfolio turnover rate does not include the assets acquired in the merger.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2019

1. Organization.

Fidelity High Income Central Fund (formerly Fidelity High Income Central Fund 2) (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, certain conversion ratio adjustments, capital loss carryforwards, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$85,805,937
Gross unrealized depreciation	(87,132,711)
Net unrealized appreciation (depreciation)	$(1,326,774)
Tax Cost	$2,565,108,559

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$3,253,673
Capital loss carryforward	$(11,713,673)
Net unrealized appreciation (depreciation) on securities and other investments	$(1,326,774)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(2,887,395)
Long-term	(8,826,278)
Total capital loss carryforward	$(11,713,673)

The tax character of distributions paid was as follows:

	August 31, 2019	August 31, 2018
Ordinary Income	$95,144,818	$ 57,259,410
Long-term Capital Gains	4,398,328	–
Total	$99,543,146	$ 57,259,410

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, securities acquired in the merger and in-kind transactions, aggregated $506,112,708 and $703,381,941, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $107 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Exchanges In-Kind. During the period, the Fund received investments, including accrued interest and cash valued at $1,384,937,686 in exchange for 12,414,285 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9,084.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

8. Litigation.

The Fund and other entities managed by FMR or its affiliates were named as defendants in a lawsuit filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs sought an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contended that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In May 2019, the parties reached a settlement that has been approved by the Bankruptcy Court. Under the terms of the settlement, the Fund will not be required to return any of the proceeds received in 2009, and will be entitled to recover a portion of the legal costs incurred in defending the case.

9. Merger Information.

On May 17, 2019, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity High Income Central Fund 1 ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Directors ("The Board"). The acquisition was accomplished by an exchange of shares of the Fund for shares then outstanding of the Target Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $507,027,494, including securities of $501,946,164 and unrealized depreciation of $1,105,945, was combined with the Fund's net assets of $2,287,103,192 for total net assets after the acquisition of $2,794,130,686.

Pro forma results of operations of the combined entity for the entire period ended August 31,2019, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$118,454,465
Total net realized gain (loss)	(10,983,066)
Total change in net unrealized appreciation (depreciation)	4,346,858
Net increase (decrease) in net assets resulting from operations	$111,818,257

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that has been included in the Fund's accompanying Statement of Operations since May 17, 2019.

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and the Partners of Fidelity High Income Central Fund :

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity High Income Central Fund (formerly Fidelity High Income Central Fund 2) (the "Fund"), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of August 31, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2019, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

October 17, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Directors and Officers (Trustees and Officers)

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael E. Wiley, each of the Trustees oversees 298 funds. Mr. Wiley oversees 197 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2004

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2004

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Executive Vice President of Fidelity SelectCo, LLC (2019-present), Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Executive Vice President of Fidelity SelectCo, LLC (2019-present), Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as Secretary and CLO of other funds. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period-B March 1, 2019 to August 31, 2019
Actual	.0018%	$1,000.00	$1,046.10	$.01
Hypothetical-C		$1,000.00	$1,025.20	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity High Income Central Fund voted to pay on October 14, 2019, to shareholders of record at the opening of business on October 11, 2019, a distribution of $0.011 per share derived from capital gains realized from sales of portfolio securities.

Fidelity High Income Central Fund designates a total of 0.31% of the dividends distributed during the fiscal year as derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity High Income Central Fund designates $56,401,056 of distributions paid during the period January 1, 2019 to August 31, 2019 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Fidelity High Income Central Fund 1 hereby designates as a capital gain dividend with respect to the taxable year ended May 17, 2019, $41,556, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity High Income Central Fund 1 designates $8,979,690 of distributions paid during the period January 1, 2019 to May 17, 2019 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

HICII-ANN-1019
1.861961.111

Fidelity® Specialized High Income Central Fund Annual Report August 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Directors and Officers (Trustees and Officers)
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity® Specialized High Income Central Fund	8.73%	4.98%	7.73%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Specialized High Income Central Fund on August 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the ICE® BofAML® BB US High Yield Constrained Index performed over the same period.

Period Ending Values
$21,057	Fidelity® Specialized High Income Central Fund
$22,048	ICE® BofAML® BB US High Yield Constrained Index

Management's Discussion of Fund Performance

Market Recap:  The ICE BofAML® US High Yield Constrained Index gained 6.58% for the 12 months ending August 31, 2019, a choppy period in which U.S. corporate high-yield bonds seesawed due to trade tension, interest rates, economic data, oil prices and an inverted yield curve, among other factors. High yield began 2019 on a high note after enduring a historically volatile final quarter of 2018. Upbeat company earnings/outlooks and signs the Federal Reserve may pause on rates boosted high yield through April. In May, however, the index sunk amid the Fed’s decision to hold interest rates steady and signal it had little appetite to adjust them any time soon, as well as declining oil prices and retaliatory tariffs imposed on the U.S. by China. The bull market roared back in June, with high yield rising 2.45% amid dovish comments from Fed Chair Jerome Powell and others, and gained modest ground in July, when the Fed cut interest rates for the first time since 2008. Volatility intensified in August, however, as the U.S. Treasury yield curve inverted for the first time since 2007, which some investors viewed as a sign the world's biggest economy could be heading for recession. For the full 12 months, higher-quality bonds led the way, with the core BB and B tiers gaining 9.50% and 6.96%, respectively. In contrast, the lower-quality CCC/below category returned -2.64%. By industry, returns were decidedly positive. The top performer was banks & thrifts (+14%). Conversely, a sharp decline in oil prices hampered energy (-6%).

Comments from Co-Portfolio Managers Mike Weaver an Alexandre Karam:  For the fiscal year, the fund gained 8.73%, lagging, net of fees, the 9.61% gain of the benchmark ICE BofAML® US BB High Yield Constrained Index. The past 12 months, we continued to take a consistent, conservative approach to investing in high-yield bonds, focusing on higher-quality businesses that we believe offer the best balance of risk and reward over time. Versus the benchmark, security selection was the primary detractor this period, with our picks in the banks & thrifts and energy categories hurting most. In contrast, industry selection was slightly positive overall, led by overweightings in the strong cable/satellite TV and gaming groups. The biggest individual relative contributor was cable-services giant Charter Communications Group (+13%), whereas energy company Summit Midstream (-4%) was the largest relative detractor. Lastly, the fund's modest non-benchmark allocation to floating-rate bank loans lagged the index and therefore detracted, as did our position in cash in a strong market.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  Mike Weaver and Alexandre Karam assumed co-management responsibilities for the fund effective June 30, 2018, and December 1, 2018, respectively. On December 31, 2018, former Co-Manager Matt Conti retired from Fidelity, leaving Mike and Alexandre as co-managers.

Investment Summary (Unaudited)

Top Five Holdings as of August 31, 2019

(by issuer, excluding cash equivalents)	% of fund's net assets
CCO Holdings LLC/CCO Holdings Capital Corp.	3.7
Ally Financial, Inc.	2.7
Navient Corp.	2.7
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	2.3
Cheniere Energy Partners LP	2.2
13.6

Top Five Market Sectors as of August 31, 2019

% of fund's net assets
Energy	14.8
Healthcare	10.1
Telecommunications	9.7
Diversified Financial Services	8.9
Cable/Satellite TV	7.4

Quality Diversification (% of fund's net assets)

As of August 31, 2019
BBB	7.3%
BB	64.5%
B	23.7%
CCC,CC,C	0.2%
Short-Term Investments and Net Other Assets	4.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2019 *
Nonconvertible Bonds	90.9%
Convertible Bonds, Preferred Stocks	0.5%
Bank Loan Obligations	0.6%
Other Investments	3.7%
Short-Term Investments and Net Other Assets (Liabilities)	4.3%

 * Foreign investments - 19.2%

Schedule of Investments August 31, 2019

Showing Percentage of Net Assets

Corporate Bonds - 91.4%
	Principal Amount	Value
Convertible Bonds - 0.5%
Broadcasting - 0.5%
DISH Network Corp.:
2.375% 3/15/24	$1,930,000	$1,683,524
3.375% 8/15/26	1,030,000	947,861
		2,631,385
Nonconvertible Bonds - 90.9%
Aerospace - 2.1%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	4,029,000	4,210,305
BWX Technologies, Inc. 5.375% 7/15/26 (a)	4,647,000	4,914,203
TransDigm, Inc. 6.25% 3/15/26 (a)	3,228,000	3,482,140
		12,606,648
Air Transportation - 0.6%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	3,574,000	3,810,778
Banks & Thrifts - 2.7%
Ally Financial, Inc.:
3.875% 5/21/24	959,000	1,010,546
5.125% 9/30/24	3,430,000	3,833,025
5.75% 11/20/25	8,927,000	10,221,415
8% 11/1/31	963,000	1,345,793
		16,410,779
Broadcasting - 1.0%
Sirius XM Radio, Inc.:
4.625% 7/15/24 (a)	873,000	911,194
5% 8/1/27 (a)	2,160,000	2,278,800
5.375% 7/15/26 (a)	2,525,000	2,667,031
		5,857,025
Cable/Satellite TV - 7.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (a)	6,214,000	6,524,700
5.125% 2/15/23	397,000	403,451
5.125% 5/1/23 (a)	1,443,000	1,476,189
5.125% 5/1/27 (a)	3,001,000	3,173,527
5.375% 5/1/25 (a)	3,607,000	3,746,771
5.5% 5/1/26 (a)	2,557,000	2,694,439
5.75% 2/15/26 (a)	1,132,000	1,198,505
5.875% 4/1/24 (a)	1,536,000	1,599,360
5.875% 5/1/27 (a)	1,803,000	1,920,195
CSC Holdings LLC:
5.375% 7/15/23 (a)	3,257,000	3,347,414
5.5% 5/15/26 (a)	1,302,000	1,376,865
5.5% 4/15/27 (a)	1,461,000	1,563,270
DISH DBS Corp.:
5.875% 11/15/24	1,652,000	1,571,548
7.75% 7/1/26	992,000	974,640
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	1,836,000	1,920,915
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	10,308,000	10,874,425
		44,366,214
Capital Goods - 1.2%
AECOM:
5.125% 3/15/27	3,318,000	3,465,717
5.875% 10/15/24	3,274,000	3,535,920
		7,001,637
Chemicals - 3.3%
CF Industries Holdings, Inc. 5.15% 3/15/34	2,243,000	2,299,075
OCI NV 6.625% 4/15/23 (a)	2,467,000	2,602,685
Olin Corp.:
5% 2/1/30	1,854,000	1,851,683
5.125% 9/15/27	2,525,000	2,594,438
The Chemours Co. LLC:
5.375% 5/15/27	2,885,000	2,560,438
7% 5/15/25	2,121,000	2,094,488
Valvoline, Inc. 4.375% 8/15/25	2,532,000	2,557,320
W. R. Grace & Co.-Conn. 5.625% 10/1/24 (a)	3,246,000	3,505,680
		20,065,807
Containers - 1.6%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (a)	1,467,000	1,501,416
6% 2/15/25 (a)	870,000	908,606
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	2,654,000	2,753,525
OI European Group BV 4% 3/15/23 (a)	2,784,000	2,804,880
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	649,000	671,715
Silgan Holdings, Inc. 4.75% 3/15/25	765,000	785,158
		9,425,300
Diversified Financial Services - 8.9%
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	902,000	947,100
FLY Leasing Ltd.:
5.25% 10/15/24	3,000,000	3,082,500
6.375% 10/15/21	1,201,000	1,223,519
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	8,234,000	8,367,803
6.25% 2/1/22	2,236,000	2,303,080
6.25% 5/15/26 (a)	1,389,000	1,449,838
6.375% 12/15/25	1,003,000	1,061,926
6.75% 2/1/24	534,000	558,698
MSCI, Inc.:
4.75% 8/1/26 (a)	2,330,000	2,437,763
5.375% 5/15/27 (a)	3,213,000	3,455,582
Navient Corp.:
5.5% 1/25/23	2,067,000	2,170,970
5.875% 10/25/24	188,000	197,774
6.125% 3/25/24	541,000	574,136
6.5% 6/15/22	3,899,000	4,220,668
6.625% 7/26/21	2,525,000	2,701,750
6.75% 6/15/26	1,569,000	1,678,830
7.25% 1/25/22	974,000	1,067,748
7.25% 9/25/23	3,224,000	3,578,640
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	1,201,000	1,242,555
5.5% 2/15/24 (a)	2,972,000	3,213,921
Quicken Loans, Inc. 5.25% 1/15/28 (a)	3,888,000	4,033,800
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (a)	695,000	689,788
Springleaf Finance Corp.:
6.875% 3/15/25	2,420,000	2,743,675
7.125% 3/15/26	624,000	711,672
		53,713,736
Diversified Media - 1.4%
E.W. Scripps Co. 5.125% 5/15/25 (a)	826,000	832,195
Nielsen Co. SARL (Luxembourg):
5% 2/1/25 (a)	2,095,000	2,068,813
5.5% 10/1/21 (a)	220,000	220,638
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	5,435,000	5,462,175
		8,583,821
Energy - 14.5%
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	1,082,000	1,194,258
5.875% 3/31/25	1,421,000	1,584,415
7% 6/30/24	5,024,000	5,796,440
Cheniere Energy Partners LP:
5.25% 10/1/25	11,220,000	11,598,675
5.625% 10/1/26	1,890,000	1,993,950
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 6.1603% 6/15/22 (a)(b)(c)	3,199,000	3,182,939
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	4,324,000	4,421,290
6.25% 4/1/23	1,940,000	1,973,950
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	2,320,000	2,351,900
DCP Midstream Operating LP 5.375% 7/15/25	4,155,000	4,393,913
Denbury Resources, Inc.:
7.75% 2/15/24 (a)	1,885,000	1,310,452
9.25% 3/31/22 (a)	175,000	147,000
Duke Energy Field Services 8.125% 8/16/30	494,000	620,592
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	213,000	221,254
5.75% 1/30/28 (a)	213,000	223,118
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	3,477,000	3,598,695
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	3,501,000	3,229,673
5.75% 10/1/25 (a)	2,132,000	1,988,090
Jonah Energy LLC 7.25% 10/15/25 (a)	779,000	249,280
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	1,179,000	1,173,105
Nabors Industries, Inc. 5.5% 1/15/23	930,000	828,863
NextEra Energy Partners LP 4.25% 9/15/24 (a)	1,594,000	1,652,978
Parsley Energy LLC/Parsley 5.25% 8/15/25 (a)	4,461,000	4,527,915
QEP Resources, Inc. 5.25% 5/1/23	2,164,000	1,893,500
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 11/15/23	1,443,000	1,363,635
SemGroup Corp. 7.25% 3/15/26	3,581,000	3,419,855
Summit Midstream Holdings LLC:
5.5% 8/15/22	2,150,000	2,021,000
5.75% 4/15/25	5,478,000	4,698,481
Sunoco LP/Sunoco Finance Corp. 5.5% 2/15/26	3,028,000	3,141,550
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	3,924,000	3,919,095
5.125% 2/1/25	2,467,000	2,528,675
5.375% 2/1/27	332,000	342,558
5.875% 4/15/26	2,279,000	2,387,253
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	552,000	565,607
5% 1/31/28 (a)	624,000	649,752
6.625% 6/15/25 (a)(b)	1,612,000	1,700,660
		86,894,366
Environmental - 0.3%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	1,800,000	1,818,000
Food/Beverage/Tobacco - 4.5%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	2,359,000	2,364,898
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	5,789,000	6,020,618
5.875% 7/15/24 (a)	6,301,000	6,466,401
6.75% 2/15/28 (a)	696,000	776,040
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)	1,660,000	1,759,600
6.5% 4/15/29 (a)	1,749,000	1,937,018
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	1,443,000	1,508,527
4.875% 11/1/26 (a)	956,000	997,825
Vector Group Ltd. 6.125% 2/1/25 (a)	5,046,000	4,945,080
		26,776,007
Gaming - 4.6%
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	2,164,000	2,201,870
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	1,259,000	1,384,245
MCE Finance Ltd. 4.875% 6/6/25 (a)	1,940,000	1,924,349
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	6,492,000	6,800,370
4.5% 1/15/28	1,648,000	1,685,080
5.75% 2/1/27 (a)	664,000	733,023
MGM Mirage, Inc.:
5.75% 6/15/25	3,231,000	3,558,236
6% 3/15/23	1,569,000	1,725,900
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	240,000	252,900
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (a)	2,038,000	2,111,878
5.5% 3/1/25 (a)	1,700,000	1,793,500
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	1,973,000	1,947,721
5.5% 10/1/27 (a)	1,735,000	1,711,144
		27,830,216
Healthcare - 10.1%
Charles River Laboratories International, Inc. 5.5% 4/1/26 (a)	1,510,000	1,615,549
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,865,000	1,921,286
HCA Holdings, Inc.:
5% 3/15/24	1,684,000	1,839,439
5.25% 6/15/26	5,226,000	5,898,911
Hologic, Inc.:
4.375% 10/15/25 (a)	905,000	925,363
4.625% 2/1/28 (a)	170,000	175,738
IMS Health, Inc.:
5% 10/15/26 (a)	3,751,000	3,957,305
5% 5/15/27 (a)	1,630,000	1,721,688
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	3,516,000	3,753,330
5.25% 8/1/26	5,594,000	5,910,341
6.375% 3/1/24	692,000	724,870
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	833,000	844,454
Service Corp. International 5.125% 6/1/29	840,000	898,800
Teleflex, Inc.:
4.625% 11/15/27	581,000	614,338
4.875% 6/1/26	5,338,000	5,623,369
Tenet Healthcare Corp.:
4.625% 7/15/24	8,158,000	8,392,543
5.125% 5/1/25	1,731,000	1,735,328
6.25% 2/1/27 (a)	1,165,000	1,208,688
Valeant Pharmaceuticals International, Inc. 7% 3/15/24 (a)	4,851,000	5,123,432
Wellcare Health Plans, Inc.:
5.25% 4/1/25	5,612,000	5,876,045
5.375% 8/15/26 (a)	1,774,000	1,891,528
		60,652,345
Homebuilders/Real Estate - 0.5%
Howard Hughes Corp. 5.375% 3/15/25 (a)	2,398,000	2,469,940
Starwood Property Trust, Inc. 4.75% 3/15/25	476,000	487,900
		2,957,840
Hotels - 0.7%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	2,164,000	2,234,330
4.875% 4/1/27	426,000	448,365
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	1,237,000	1,295,758
		3,978,453
Leisure - 0.3%
Mattel, Inc. 6.75% 12/31/25 (a)	1,850,000	1,900,875
Metals/Mining - 1.5%
Freeport-McMoRan, Inc.:
3.55% 3/1/22	4,639,000	4,650,598
3.875% 3/15/23	1,006,000	1,016,462
4.55% 11/14/24	447,000	451,385
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	2,813,000	2,651,253
		8,769,698
Paper - 0.2%
Berry Global Escrow Corp. 4.875% 7/15/26 (a)	1,266,000	1,329,300
Restaurants - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (a)	1,922,000	1,984,004
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	2,164,000	2,237,035
		4,221,039
Services - 2.1%
Aramark Services, Inc. 4.75% 6/1/26	2,642,000	2,708,050
CDK Global, Inc.:
4.875% 6/1/27	516,000	533,152
5.25% 5/15/29 (a)	278,000	287,035
5.875% 6/15/26	2,178,000	2,313,254
Corrections Corp. of America:
4.125% 4/1/20	590,000	588,525
4.625% 5/1/23	3,679,000	3,550,235
5% 10/15/22	1,147,000	1,135,530
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	440,000	448,360
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	1,122,000	977,543
		12,541,684
Super Retail - 0.2%
The William Carter Co. 5.625% 3/15/27 (a)	1,154,000	1,228,987
Technology - 5.5%
Entegris, Inc. 4.625% 2/10/26 (a)	2,164,000	2,228,920
Fair Isaac Corp. 5.25% 5/15/26 (a)	2,052,000	2,185,380
Gartner, Inc. 5.125% 4/1/25 (a)	386,000	404,814
Micron Technology, Inc. 5.5% 2/1/25	1,309,000	1,336,377
Nuance Communications, Inc. 5.625% 12/15/26	3,578,000	3,770,318
Open Text Corp. 5.875% 6/1/26 (a)	3,073,000	3,284,115
Qorvo, Inc. 5.5% 7/15/26	3,772,000	4,026,685
Sensata Technologies BV:
4.875% 10/15/23 (a)	2,049,000	2,149,606
5% 10/1/25 (a)	2,900,000	3,074,000
SoftBank Corp. 5.375% 7/30/22 (Reg. S)	1,407,000	1,470,315
Symantec Corp.:
4.2% 9/15/20	371,000	376,369
5% 4/15/25 (a)	6,041,000	6,081,294
TTM Technologies, Inc. 5.625% 10/1/25 (a)	3,030,000	2,954,250
		33,342,443
Telecommunications - 9.1%
Altice Financing SA:
6.625% 2/15/23 (a)	2,510,000	2,588,438
7.5% 5/15/26 (a)	2,121,000	2,258,865
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	1,154,000	1,228,883
7.5% 10/15/26 (a)	3,610,000	3,916,128
Level 3 Financing, Inc.:
5.25% 3/15/26	2,661,000	2,774,093
5.375% 1/15/24	721,000	733,618
5.375% 5/1/25	1,587,000	1,650,480
5.625% 2/1/23	5,049,000	5,135,893
Millicom International Cellular SA 6.625% 10/15/26 (a)	3,242,000	3,546,951
Neptune Finco Corp. 6.625% 10/15/25 (a)	12,169,000	13,027,864
Qwest Corp. 6.75% 12/1/21	638,000	688,243
SBA Communications Corp. 4.875% 9/1/24	1,443,000	1,493,505
SFR Group SA 7.375% 5/1/26 (a)	2,525,000	2,695,438
T-Mobile U.S.A., Inc.:
4.5% 2/1/26	974,000	1,010,525
5.125% 4/15/25	1,100,000	1,146,002
6% 4/15/24	1,046,000	1,091,459
Telecom Italia Capital SA:
6% 9/30/34	739,000	757,475
6.375% 11/15/33	418,000	442,035
Telecom Italia SpA 5.303% 5/30/24 (a)	5,102,000	5,459,140
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	2,400,000	2,440,800
U.S. West Communications 7.25% 9/15/25	682,000	770,159
		54,855,994
Transportation Ex Air/Rail - 1.2%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (a)	4,512,000	4,790,390
5.25% 5/15/24 (a)	721,000	773,417
5.5% 1/15/23 (a)	1,580,000	1,683,332
		7,247,139
Utilities - 4.7%
Clearway Energy Operating LLC 5.75% 10/15/25 (a)	862,000	898,652
Global Partners LP/GLP Finance Corp. 7% 8/1/27 (a)	1,800,000	1,822,500
InterGen NV 7% 6/30/23 (a)	2,496,000	2,283,840
NRG Energy, Inc.:
5.25% 6/15/29 (a)	1,251,000	1,334,905
5.75% 1/15/28	559,000	602,323
6.625% 1/15/27	480,000	518,400
NRG Yield Operating LLC 5% 9/15/26	1,035,000	1,047,938
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	4,526,879	4,855,078
The AES Corp.:
4.875% 5/15/23	2,654,000	2,690,493
6% 5/15/26	1,554,000	1,666,261
Vistra Operations Co. LLC:
5% 7/31/27 (a)	1,197,000	1,235,903
5.5% 9/1/26 (a)	9,052,000	9,504,600
		28,460,893

TOTAL NONCONVERTIBLE BONDS		546,647,024

TOTAL CORPORATE BONDS
(Cost $528,133,392)		549,278,409

Bank Loan Obligations - 0.6%
Telecommunications - 0.6%
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.87% 6/15/24 (Cost $3,768,914)(b)(c)	4,019,240	3,970,125

Preferred Securities - 3.7%
Banks & Thrifts - 3.4%
Bank of America Corp. 6.25% (b)(d)	10,647,000	11,930,716
Barclays PLC 7.875% (Reg. S) (b)(d)	1,705,000	1,801,420
Royal Bank of Scotland Group PLC 7.5% (b)(d)	1,764,000	1,814,697
Wells Fargo & Co. 5.9% (b)(d)	4,324,000	4,670,239

TOTAL BANKS & THRIFTS		20,217,072

Energy - 0.3%
MPLX LP 6.875% (b)(d)	1,901,000	1,910,839
TOTAL PREFERRED SECURITIES
(Cost $21,027,217)		22,127,911
	Shares	Value

Money Market Funds - 3.0%
Fidelity Cash Central Fund 2.13% (e)
(Cost $17,834,793)	17,833,165	17,836,731
TOTAL INVESTMENT IN SECURITIES - 98.7%
(Cost $570,764,316)		593,213,176
NET OTHER ASSETS (LIABILITIES) - 1.3%		7,945,562
NET ASSETS - 100%		$601,158,738

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $288,620,870 or 48.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$836,590
Total	$836,590

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$549,278,409	$--	$549,278,409	$--
Bank Loan Obligations	3,970,125	--	3,970,125	--
Preferred Securities	22,127,911	--	22,127,911	--
Money Market Funds	17,836,731	17,836,731	--	--
Total Investments in Securities:	$593,213,176	$17,836,731	$575,376,445	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.8%
Netherlands	4.2%
Multi-National	3.2%
Cayman Islands	2.9%
Luxembourg	2.9%
Canada	1.7%
Others (Individually Less Than 1%)	4.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $552,929,523)	$575,376,445
Fidelity Central Funds (cost $17,834,793)	17,836,731
Total Investment in Securities (cost $570,764,316)		$593,213,176
Interest receivable		7,913,564
Distributions receivable from Fidelity Central Funds		41,816
Total assets		601,168,556
Liabilities
Other payables and accrued expenses	$9,818
Total liabilities		9,818
Net Assets		$601,158,738
Net Assets consist of:
Paid in capital		$575,967,010
Total distributable earnings (loss)		25,191,728
Net Assets, for 5,877,488 shares outstanding		$601,158,738
Net Asset Value, offering price and redemption price per share ($601,158,738 ÷ 5,877,488 shares)		$102.28

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2019
Investment Income
Dividends		$2,762,828
Interest		40,124,965
Income from Fidelity Central Funds		836,590
Total income		43,724,383
Expenses
Custodian fees and expenses	$12,953
Independent directors' fees and expenses	4,775
Miscellaneous	12
Total expenses before reductions	17,740
Expense reductions	(5,229)
Total expenses after reductions		12,511
Net investment income (loss)		43,711,872
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,184,926
Redemptions in-kind with affiliated entities	10,612,883
Fidelity Central Funds	(1,938)
Total net realized gain (loss)		13,795,871
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	22,679,430
Fidelity Central Funds	1,938
Total change in net unrealized appreciation (depreciation)		22,681,368
Net gain (loss)		36,477,239
Net increase (decrease) in net assets resulting from operations		$80,189,111

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2019	Year ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$43,711,872	$36,135,330
Net realized gain (loss)	13,795,871	8,414,693
Change in net unrealized appreciation (depreciation)	22,681,368	(26,557,082)
Net increase (decrease) in net assets resulting from operations	80,189,111	17,992,941
Distributions to shareholders	(47,610,328)	–
Distributions to shareholders from net investment income	–	(36,303,188)
Distributions to shareholders from net realized gain	–	(14,417,046)
Total distributions	(47,610,328)	(50,720,234)
Affiliated share transactions
Proceeds from sales of shares	269,927,924	32,625,000
Reinvestment of distributions	46,711,482	50,720,221
Cost of shares redeemed	(467,256,796)	(100,013,409)
Net increase (decrease) in net assets resulting from share transactions	(150,617,390)	(16,668,188)
Total increase (decrease) in net assets	(118,038,607)	(49,395,481)
Net Assets
Beginning of period	719,197,345	768,592,826
End of period	$601,158,738	$719,197,345
Other Information
Distributions in excess of net investment income end of period		$(790,177)
Shares
Sold	2,832,140	326,440
Issued in reinvestment of distributions	472,512	498,455
Redeemed	(4,631,199)	(966,557)
Net increase (decrease)	(1,326,547)	(141,662)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Specialized High Income Central Fund

Years ended August 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$99.83	$104.63	$103.06	$101.49	$107.68
Income from Investment Operations
Net investment income (loss)A	5.368	5.188	5.489	5.682	5.462
Net realized and unrealized gain (loss)	2.981	(2.758)	1.901	1.436	(6.176)
Total from investment operations	8.349	2.430	7.390	7.118	(.714)
Distributions from net investment income	(5.335)	(5.217)	(5.531)	(5.548)	(5.476)
Distributions from net realized gain	(.564)	(2.013)	(.289)	–	–
Total distributions	(5.899)	(7.230)	(5.820)	(5.548)	(5.476)
Net asset value, end of period	$102.28	$99.83	$104.63	$103.06	$101.49
Total ReturnB	8.73%	2.42%	7.39%	7.39%	(.70)%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyE	-%	-%	-%	-%	-%
Expenses net of all reductionsE	-%	-%	-%	-%	-%
Net investment income (loss)	5.42%	5.13%	5.31%	5.75%	5.22%
Supplemental Data
Net assets, end of period (000 omitted)	$601,159	$719,197	$768,593	$834,126	$749,914
Portfolio turnover rateF	45%G	62%	51%	46%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than $.0005 per share.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2019

1. Organization.

Fidelity Specialized High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, redemptions in kind and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$25,833,720
Gross unrealized depreciation	(3,135,453)
Net unrealized appreciation (depreciation)	$22,698,267
Tax Cost	$570,514,909

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,155,514
Undistributed long-term capital gain	$1,395,473
Net unrealized appreciation (depreciation) on securities and other investments	$22,698,267

The tax character of distributions paid was as follows:

	August 31, 2019	August 31, 2018
Ordinary Income	$43,529,844	$ 38,117,593
Long-term Capital Gains	4,080,484	12,602,641
Total	$47,610,328	$ 50,720,234

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $420,831,485 and $332,546,810, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Redemptions In-Kind. During the period, 2,350,309 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $238,156,796. The net realized gain of $10,612,883 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5,229.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and the Partners of Fidelity Specialized High Income Central Fund:

Opinion on the Financial Statements and Financial Highlights

Opinion on the Financial Statements and Financial HighlightsWe have audited the accompanying statement of assets and liabilities of Fidelity Specialized High Income Central Fund (the "Fund"), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of August 31, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2019, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

October 17, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Directors and Officers (Trustees and Officers)

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael E. Wiley, each of the Trustees oversees 298 funds. Mr. Wiley oversees 197 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2004

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2004

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Executive Vice President of Fidelity SelectCo, LLC (2019-present), Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Executive Vice President of Fidelity SelectCo, LLC (2019-present), Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as Secretary and CLO of other funds. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period-B March 1, 2019 to August 31, 2019
Actual	.0026%	$1,000.00	$1,060.60	$.01
Hypothetical-C		$1,000.00	$1,025.19	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Specialized High Income Central Fund voted to pay on October 14, 2019, to shareholders of record at the opening of business on October 11, 2019, a distribution of $0.647 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2019, $1,403,868, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.54% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $24,147,680 of distributions paid during the period January 1, 2019 to August 31, 2019 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

SHI-ANN-1019
1.820817.114

Item 2.

Code of Ethics

As of the end of the period, August 31, 2019, Fidelity Central Investment Portfolios LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity High Income Central Fund and Fidelity Specialized High Income Central Fund (the “Funds”):

Services Billed by Deloitte Entities

August 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity High Income Central Fund	$53,000	$100	$6,300	$1,500
Fidelity Specialized High Income Central Fund	$57,000	$100	$6,300	$1,600

August 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity High Income Central Fund	$55,000	$100	$6,300	$1,500
Fidelity Specialized High Income Central Fund	$58,000	$100	$6,300	$1,600

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	August 31, 2019A	August 31, 2018A
Audit-Related Fees	$290,000	$5,000
Tax Fees	$-	$5,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2019A	August 31, 2018A
Deloitte Entities	$715,000	$365,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 25, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 25, 2019